UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York                2/14/03
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     Form 13F File Number            Name


     28-                               Wayne Cooperman
         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  $724,109
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-                                         Wayne Cooperman
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                                          December 31, 2002


          COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8

                                       TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
 NAME OF ISSUER                         CLASS       CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE

AES Corp                               Common      00130H105   4,530   1,500,000    X                1         X
AOL Time Warner Inc                    Common      00184A105     262      20,000    X                1         X
Administaff Inc                        Common      007094105     363      60,500    X                1         X
Advanced Auto Parts Inc                Common      00751Y106   4,538      92,800    X                1         X
Advanced PCS                           Common      00790K109  20,327     915,200    X                1         X
Advanta Corp - Class B                 Common      007942204   3,148     335,200    X                1         X
Agrium Inc                             Common      008916108     226      20,000    X                1         X
American Tower System Corp             Common      029912201     352      99,700    X                1         X
Ameripath Inc                          Common      03071D109   2,795     130,000    X                1         X
Amerisourcebergen Corp                 Common      03073E105   8,147     150,000    X                1         X
Anheuser Busch Companies Inc           Common      035229103   2,420      50,000    X                1         X
Anthem                                 Common      03674B104   9,435     150,000    X                1         X
Apache Corp                            Common      037411105   2,280      40,000    X                1         X
Apria Healthcare Group                 Common      037933108  47,869   2,152,400    X                1         X
Arch Coal Inc                          Common      039380100     950      44,000    X                1         X
Astropower Inc                         Common      04644A101     631      79,000    X                1         X
Atlas Pipeline Partners, LP            Common      049392103   1,478      58,200    X                1         X
Autozone Inc                           Common      053332102   6,104      86,400    X                1         X
Bebe Stores Inc                        Common      075571109     346      25,800    X                1         X
Boise Cascade Corp                     Common      097383103   7,256     287,700    X                1         X
Broadcom Corp                          Common      111320107   4,214     279,800    X                1         X
CSK Auto Corp                          Common      125965103  24,181   2,198,300    X                1         X
Centex Corp                            Common      152312104  22,193     442,100    X                1         X
Christopher & Banks Corp               Common      171046105     602      29,000    X                1         X
Cimarex Energy Co                      Common      171798101     537      30,000    X                1         X
Circuit City Stores Inc                Common      172737108   1,261     170,000    X                1         X
Citigroup Inc                          Common      172967101   6,739     191,500    X                1         X
Clear Channel Communications Inc       Common      184502102   8,465     227,000    X                1         X
Comcast Corp                           Common      20030N200   3,468     153,500    X                1         X
Constar International Inc              Common      21036U107     588      50,000    X                1         X
Cooper Tire & Rubber Inc               Common      216831107   1,534     100,000    X                1         X
Cross Country Inc                      Common      22748P105  14,122   1,012,300    X                1         X
Crown Cork & Seal Inc                  Common      228255105   1,590     200,000    X                1         X
DST Systems Inc                        Common      233326107   1,472      41,400    X                1         X
Davita Inc                             Common      23918K108  15,523     629,211    X                1         X
Dobson Communications Corp             Common      256069105     111      50,000    X                1         X
Dollar Thrifty Automotive Group        Common      256743105   1,058      50,000    X                1         X
Dominion Resources Inc                 Common      25746U109   5,216      95,000    X                1         X
Domtar Inc                             Common      257561100   2,409     239,500    X                1         X
Eastman Kodak Co                       Common      277461109   6,658     190,000    X                1         X
Echostar Communications Corp           Common      278762109   2,671     120,000    X                1         X
Electronics Boutique Holdings Corp     Common      286045109   1,989     125,800    X                1         X
Expressjet Holdings Inc                Common      30218U108     228      22,200    X                1         X
Freddie Mac                            Common      313400301  13,877     235,000    X                1         X
Firstfed Financial Corp                Common      337907109   3,242     112,000    X                1         X
Fisher Scientific Intl Inc             Common      338032204   2,175      72,300    X                1         X
Fossil Inc                             Common      349882100     271      13,300    X                1         X
Freeport McMoran Copper & Gold Inc     Common      35671D857  41,254   2,458,500    X                1         X
Fuelcell Energy Inc                    Common      35952H106     145      22,200    X                1         X
Gemstar TV Guide Intl                  Common      36866W106   1,580     486,000    X                1         X
General Motors Corp (Hughes)           Common      370442832  11,200   1,046,700    X                1         X
Georgia Pacific Corp                   Common      373298108   1,778     110,000    X                1         X
Gtech Holdings Corp                    Common      400518106     836      30,000    X                1         X
Gymboree Corp                          Common      403777105   1,903     120,000    X                1         X
Harley Davidson Inc                    Common      412822108     924      20,000    X                1         X
Harrahs Entertainment Inc              Common      413619107   1,584      40,000    X                1         X
Kerr McGee Corp                        Common      492386107  11,908     268,800    X                1         X
Kinder Morgan Inc                      Common      49455P101  25,603     605,709    X                1         X
Lincare Holdings Inc                   Common      532791100     632      20,000    X                1         X
Lojack Corp                            Common      539451104     785     158,900    X                1         X
Marvel Enterprises Inc                 Common      57383M108   1,746     194,400    X                1         X
Maxtor Corp                            Common      577729205   1,265     250,000    X                1         X
The Men's Warehouse                    Common      587118100   3,200     186,600    X                1         X
Metlife Inc                            Common      59156R108   4,056     150,000    X                1         X
Motorola Inc                           Common      620076109   2,768     320,000    X                1         X
NCS Healthcare Inc                     Common      628874109     523      97,200    X                1         X
Network Appliance Inc                  Common      64120L104     600      60,000    X                1         X
NII Holdings Inc                       Common      67072D103     944      80,300    X                1         X
Oracle Systems Corp                    Common      68389X105     540      50,000    X                1         X
Oxford Health Plans Inc                Common      691471106  44,363   1,217,100    X                1         X
PNC Financial Svcs Group Inc           Common      693475105   3,771      90,000    X                1         X
Pacific Sunwear of California          Common      694873100   1,061      60,000    X                1         X
Pacificare Health Systems Inc          Common      695112102   8,787     312,700    X                1         X
Phelps Dodge Corp                      Common      717265102   3,156      99,700    X                1         X
Philip Morris Companies Inc            Common      718154107  10,133     250,000    X                1         X
Placer Dome Inc                        Common      725906101   4,326     376,200    X                1         X
Pride International Inc                Common      74153Q102  13,380     898,000    X                1         X
Probusiness Services Inc               Common      742674104   1,477     147,700    X                1         X
Public Service Enterprise Group Inc    Common      744573106   7,633     237,800    X                1         X
Pulte Homes Inc                        Common      745867101  39,727     829,900    X                1         X
Qlogic Corp                            Common      747277101   3,106      90,000    X                1         X
RF Micro Devices Inc                   Common      749941100   1,136     155,000    X                1         X
Regal Entertainment Group              Common      758766109  26,865   1,254,200    X                1         X
Renal Care Group Inc                   Common      759930100     326      10,300    X                1         X
Rent A Center Inc                      Common      76009N100   1,499      30,000    X                1         X
Research In Motion Ltd                 Common      760975102   2,624     200,000    X                1         X
Resource America Inc                   Common      761195205  15,695   1,741,800    X                1         X
Safeway Inc                            Common      786514208     467      20,000    X                1         X
Sealed Air Corp                        Common      81211K100   1,600      42,900    X                1         X
Sonic Automotive Inc                   Common      83545G102     956      64,300    X                1         X
Sprint Corp (PCS Group)                Common      852061506     350      80,000    X                1         X
Standard Pacific Corp                  Common      85375C101  31,603   1,276,900    X                1         X
Starwood Hotels& Resorts Worldwide Inc Common      85590A203     427      18,000    X                1         X
Stewart Enterprises Inc                Common      860370105   5,425     973,800    X                1         X
Take-Two Interactive Software Inc      Common      874054109   2,349     100,000    X                1         X
Talisman Energy Inc                    Common      87425E103  27,044     747,700    X                1         X
Tenet Healthcare Corp                  Common      88033G100  11,199     682,870    X                1         X
Texas Instruments Inc                  Common      882508104   1,201      80,000    X                1         X
Travelers Property Casualty Corp       Common      89420G109   1,465     100,000    X                1         X
Triton PCS Holdings Inc                Common      89677M106     435     110,600    X                1         X
Tyco International Ltd                 Common      902124106   9,394     550,000    X                1         X
US Bancorp                             Common      902973304   1,061      50,000    X                1         X
Union Pacific Corp                     Common      907818108  10,777     180,000    X                1         X
United Surgical Partners Intl Inc      Common      913016309   1,640     105,000    X                1         X
UnitedHealth Group Inc                 Common      91324P102   5,845      70,000    X                1         X
Viacom Inc  Class B                    Common      925524308   3,836      94,100    X                1         X
Washington Mutual Inc                  Common      939322103  19,250     557,500    X                1         X
Webmd Corp                             Common      94769M105     855     100,000    X                1         X
Weight Watchers Intl Inc               Common      948626106   1,931      42,000    X                1         X
Wellpoint Health Networks Inc          Common      94973H108   4,981      70,000    X                1         X
Westar Energy Inc                      Common      95709T100     990     100,000    X                1         X
Young Broadcasting Inc                 Common      987434107     942      71,500    X                1         X
Tommy Hilfiger Corp                    Common      G8915Z102     348      50,000    X                1         X
Kerzner International Ltd              Common      P6065Y107   1,819      90,600    X                1         X
Flextronics International Ltd          Common      Y2573F102   1,229     150,000    X                1         X

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